Inventories (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Inventories
Schedule of inventories

	As at	As at
	May 31,	August 31,
	2023	2022
	$	$
Raw materials	1,926,581	1,709,368
Work-in-process	125,172	75,170
Finished goods	667,755	309,238
	2,719,508	2,093,776

	2022	2021
	$	$
Raw materials	1,709,368	1,549,125
Work-in-process	75,170	327,757
Finished goods	309,238	99,202
	2,093,776	1,976,084